Income Tax Unrecognized Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of the year	$ 84.9	$ 72.3	$ 206.1
Additions for tax positions related to the current year	9.6	6.9	26.0
Additions for tax positions of prior years	4.3	6.5	1.8
Reductions for tax positions of prior years	(0.1)	(1.0)	(74.1)
Settlements	(1.5)	(0.8)	(11.4)
Release due to statue expiration	(25.6)	(1.6)	(92.1)
Foreign currency adjustment	(0.9)	2.6	16.0
Balance at end of the year	$ 70.7	$ 84.9	$ 72.3